CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings /(Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Memeber]	Total
Beginning balance at Dec. 31, 2016	$ 0.0	$ 1,301.7	$ (171.2)	$ (10.5)	$ 1,120.0
Net earnings (loss)	0.0	0.0	(369.6)	0.0	(369.6)
Dividends to JV Holdings	0.0	(1,024.0)	0.0	0.0	(1,024.0)
Other comprehensive income (loss), net of tax	0.0	0.0	0.0	144.0	144.0
Ending balance at Dec. 31, 2017	0.0	277.7	(540.8)	133.5	(129.6)
Net earnings (loss)	0.0	0.0	(314.0)	0.0	(314.0)
Other comprehensive income (loss), net of tax	0.0	0.0	0.0	(91.7)	(91.7)
Ending balance at Dec. 31, 2018	0.0	277.7	(859.8)	41.8	(540.3)
ASC 606 cumulative adjustment	0.0	0.0	(5.0)	0.0	(5.0)
Net earnings (loss)			(74.3)		(74.3)
Ending balance at Mar. 31, 2019	0.0	277.7	(934.1)	48.5	(607.9)
Beginning balance at Dec. 31, 2018	0.0	277.7	(859.8)	41.8	(540.3)
Net earnings (loss)					(106.9)
Ending balance at Sep. 30, 2019	0.0	277.7	(966.7)	(7.2)	(696.2)
Beginning balance at Dec. 31, 2018	0.0	277.7	(859.8)	41.8	(540.3)
Net earnings (loss)	0.0	0.0	(140.8)	0.0	(140.8)
Other comprehensive income (loss), net of tax	0.0	0.0	0.0	(23.7)	(23.7)
Ending balance at Dec. 31, 2019	0.0	277.7	(1,000.6)	18.1	(704.8)
Beginning balance at Mar. 31, 2019	0.0	277.7	(934.1)	48.5	(607.9)
Net earnings (loss)			(18.9)		(18.9)
Ending balance at Jun. 30, 2019	0.0	277.7	(953.0)	37.1	(638.2)
Net earnings (loss)			(13.7)		(13.7)
Ending balance at Sep. 30, 2019	0.0	277.7	(966.7)	(7.2)	(696.2)
Beginning balance at Dec. 31, 2019	0.0	277.7	(1,000.6)	18.1	(704.8)
Net earnings (loss)			(268.9)		(268.9)
Ending balance at Mar. 31, 2020	0.0	1,635.9	(1,269.5)	(34.5)	331.9
Beginning balance at Dec. 31, 2019	0.0	277.7	(1,000.6)	18.1	(704.8)
Net earnings (loss)					(258.5)
Ending balance at Sep. 30, 2020	0.0	1,641.9	(1,259.1)	(11.1)	371.7
Beginning balance at Mar. 31, 2020	0.0	1,635.9	(1,269.5)	(34.5)	331.9
Net earnings (loss)			26.2		26.2
Ending balance at Jun. 30, 2020	0.0	1,638.0	(1,243.3)	(43.8)	350.9
Net earnings (loss)			(15.8)		(15.8)
Ending balance at Sep. 30, 2020	$ 0.0	$ 1,641.9	$ (1,259.1)	$ (11.1)	$ 371.7